Financial Instruments (Pre-Tax Effect of Foreign Exchange Contracts Designated as Cash Flow Hedging Instruments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings on Derivative	$ 99	$ (5)	$ (50)
Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Higher Remaining Maturity Range	12 months
Foreign Exchange Contract [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings on Derivative	99	(5)	(50)
Foreign Exchange Contract [Member] | Other Comprehensive Income (Loss) [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings on Derivative	113	(4)	(56)
Foreign Exchange Contract [Member] | Net revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	66	(17)	24
Foreign Exchange Contract [Member] | Net revenues [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	66	(17)	24
Foreign Exchange Contract [Member] | Cost of sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	19	34	(14)
Foreign Exchange Contract [Member] | Cost of sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	19	34	(14)
Foreign Exchange Contract [Member] | Marketing, administration and research costs [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	0	0	0
Foreign Exchange Contract [Member] | Marketing, administration and research costs [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	0	0	3
Foreign Exchange Contract [Member] | Interest expense, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	(46)	19	(39)
Foreign Exchange Contract [Member] | Interest expense, net [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	(60)	(37)	(49)
Foreign Exchange Contract [Member] | Earnings before income taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	39	36	(29)
Foreign Exchange Contract [Member] | Earnings before income taxes [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	$ 25	$ (20)	$ (36)